Equity investments	12 Months Ended
Dec. 31, 2014
Equity investments
Equity investments

9. Equity investments

        The following sets forth the changes in the Group's equity investments:

	Cost Method		Equity Method
	TiKL	Other Investments	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Youtang	Daqu	Other Investments	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2012	—	—	20,944,906	16,400,017	190,487,134	—	—	—	227,832,057
Investments	—	—	—	5,098,956	197,982,823	20,000,000	40,000,000	18,250,000	281,331,779
Share of (loss) / income in equity investments	—	—	(589,264)	971,817	(13,345,038)	(700,401)	(109,401)	(1,425,862)	(15,198,149)
Converted to controlling interest (Note 11-(2))	—	—	—	(22,457,817)	—	—	—	—	(22,457,817)
Foreign currency translation adjustments	—	—	—	(12,973)	(1,476,182)	—	—	—	(1,489,155)

Balance as of December 31, 2013	—	—	20,355,642	—	373,648,737	19,299,599	39,890,599	16,824,138	470,018,715
Investments	30,762,509	14,150,939	—	—	217,737,036	—	16,000,000	43,578,726	322,229,210
Disposal	—	—	—	—	—	—	—	(666,667)	(666,667)
Share of income / (loss) in equity investments	—	—	580,639	—	15,511,502	907,621	(149,039)	(3,851,386)	12,999,337
Impairment charges	—	—	—	—	—	—	—	(4,448,952)	(4,448,952)
Foreign currency translation adjustments	(167,500)	(77,737)	—	—	(61,082)	—	—	(28,035)	(334,354)

Balance as of December 31, 2014	30,595,009	14,073,202	20,936,281	—	606,836,193	20,207,220	55,741,560	51,407,824	799,797,289

Cost Method

(1)Investment in TiKL

        In September 2014, the Group made an investment of RMB30,762,509 in TiKL Inc. ("TiKL") to acquire 9% of its equity interest.

(2)Other investments

        Other investments under cost method comprise of a number of equity investments in various entities with each individual investment amount ranging from approximately RMB4.9 million to RMB9.2 million. The Group adopted cost method for these investments as it has no significant influence over these investees.

        In May 2014, the Group acquired a total of 30,326,005 Class A ordinary shares of Shanda Games Limited (NASDAQ: GAME), or Shanda Games, a leading online game developer, operator and publisher in China, from Shanda SDG Investment Limited, for a total consideration of US$100 million (RMB615.3 million) in cash. In September 2014, the Group sold such 30,326,005 Class A ordinary shares of Shanda Games at premium for a total consideration of US$104.6 million (RMB643.7 million) in cash to Shanghai Buyout Fund L.P., an unrelated third party. The disposal gain amounting to US$4.6 million (RMB28.5 million) was recorded in Share of income from equity investment.

Equity Method

(1)Investment in Zhizhu Network

        In April 2010, the Group made an investment of RMB27.0 million in Beijing Zhizhu Network Technology Co., Ltd. ("Zhizhu Network"), a related party, to acquire 20% of its equity interest.

(2)Investment in Unknown Worlds

        In August 2011, the Group made an investment of RMB10,803,330 in Unknown Worlds to acquire 40% of its equity interest. In February 2013, the Group started to consolidate Unknown Worlds as it acquired additional 20% equity interest in Unknown Worlds for RMB5,098,956 and obtained control of Unknown Worlds. See Note 11-(2) for more details.

(3)Investment in VC Fund

        In 2011, the Group entered into a limited partnership agreement to invest up to RMB643.5 million in a VC Fund over a nine-year period as a limited partner. The VC Fund is managed by one general partner unrelated to the Group and is focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. In March 2013, the Group increased its committed capital for an additional RMB396.0 million into the VC Fund, and the investment term was changed to 12 years. The Group holds 99% equity interest in the VC Fund and can exercise significant influence over the VC Fund but does not obtain control over it, therefore the Group accounts for this investment using the equity method of accounting. As of December 31, 2014, the Group has contributed RMB615.7 million to the VC Fund.

(4)Investment in Youtang

        In July 2013, the Group made an investment of RMB20,000,000 in Shanghai Youtang Network Technology Co., Ltd. ("Youtang"), to acquire 20% of its equity interest. In July 2014, the Group signed an agreement to sell all its shares in Youtang at a cash consideration of RMB50,000,000 to an unrelated third party, which is a public company listed on Shenzhen Stock Exchange in China. This transaction was subject to approval by Chinese Securities Regulatory Commission, which approved the transaction in March 2015. The transaction has been completed in April 2015.

(5)Investment in Daqu

        In December 2013, the Group made an investment of RMB40,000,000 in Beijing Shouyou Daqu Technology Co., Ltd. ("Daqu"), to acquire 30% of its equity interest, of which RMB20,000,000 was paid upon investment. The remaining RMB20,000,000 was paid in 2014. In June 2014, the Group made an investment of RMB16,000,000 to acquire an additional 10% equity interest in Daqu.

(6)Other investments

        Other investments under equity method comprise of a number of equity investments in various entities with each individual investment amount ranging from approximately RMB0.4 million to RMB12.0 million. The Group adopted equity method for these investments as the Group considered it has significant influence over these companies.

(7) Condensed financial information of the Company’s investees

        In accordance with Rule 4-08 of Regulation S-X, as the 10% significant subsidiary test was met for the year ended December 31, 2014, the Company summarizes the condensed financial information of the investees of the Company's equity investments accounted for under equity method as below:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Operating data:
Revenue	56,459,782	38,538,079	153,475,932
Gross profit	31,409,936	16,746,698	92,530,567
Operating (loss) / profit	(3,336,123)	(24,452,227)	16,964,640
Net (loss) / income	(3,878,652)	(20,965,534)	18,039,667
Net (loss) / income attributable to the Company's investees	(3,878,652)	(20,965,534)	18,039,667

	December 31, 2013	December 31, 2014
	RMB	RMB
Balance sheet data:
Current assets	167,559,151	363,036,879
Non current assets	281,478,810	400,264,101
Current liabilities	19,943,244	59,057,731
Non current liabilities	—	—
Non-controlling interests	—	—